Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net investment income (1)	$ 275.7	$ 188.1	$ 147.5
General and administrative expenses	354.5	386.5	333.1
Realized and unrealized investment losses	61.4	182.6	47.4
Asset Management Arrangement
Net investment income (1)	9.4	4.9	5.8
Management Consulting Agreement
General and administrative expenses	5.0	5.0	5.0
Apollo, Class A & B Notes
Realized and unrealized investment losses	8.7	(0.4)	0.0
Management Consulting Agreement
Net investment income (1)	$ (19.6)	$ (3.1)	$ 0.0